VARIABLE ANNUITY FUNDS D, E, F, G, H, I

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS
issued by
ReliaStar Life Insurance Company of New York
and its
ReliaStar Life Insurance Company of New York Variable Annuity Funds D E F G H & I

Supplement dated October 17, 2008

This supplement updates and amends certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your product prospectus for future reference.

___________________________________________

INFORMATION REGARDING THE INVESTMENT FUNDS AVAILABLE UNDER YOUR CONTRACT

Effective October 17, 2008, the following Investment Funds are available under your Contract:

  ING BlackRock Large Cap Growth Portfolio (Class I)
  ING Franklin Income Portfolio (Class S)
  ING PIMCO High Yield Portfolio (Class S)
  ING VP Money Market Portfolio (Class I)

The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the Investment Funds available under your Contract. More detailed information about these Investment Funds can be found in the current prospectus and Statement of Additional Information for each Investment Fund.

There is no assurance that the stated objectives and policies of any of the Investment Funds will be achieved. Shares of the Investment Funds will rise and fall in value and you could lose money by investing in the Investment Funds. Shares of the Investment Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

ING BlackRock Large Cap Value	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC

ING Franklin Income Portfolio	Investment Adviser:	Seeks to maximize income while
(Class S)	Directed Services LLC	maintaining prospects for capital
	Subadviser:	appreciation.
Franklin Advisers, Inc.

Continued on next page.

151802	Page 1 of 2	October 2008

Investment Adviser/
Investment Fund Name	Subadviser	Investment Objective

ING PIMCO High Yield Portfolio	Investment Adviser:	Seeks maximum total return,
(Class S)	Directed Services LLC	consistent with preservation of capital
	Subadviser:	and prudent investment management.
Pacific Investment Management
Company LLC

ING VP Money Market Portfolio	Investment Adviser:	Seeks to provide high current return,
(Class I)	ING Investments, LLC	consistent with preservation of capital
	Subadviser:	and liquidity, through investment in
	ING Investment Management Co.	high-quality money market
instruments while maintaining a stable
share price of $1.00.

151802	Page 2 of 2	October 2008